Fair value measurements and Hedging - Derivative instruments effect on statements of operations (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Gain/(loss) on derivative financial instruments rate swaps, net
Realized gain/(loss) of de-designated accounting hedging relationship of interest rate swaps	$ 7	$ 0
Unrealized gain/(loss) of de-designated accounting hedging relationship of interest rate swaps	(1,356)	(507)
Realized gain/(loss) of foreign exchange forward contracts	103	0
Total Gain/(loss) recognized	(1,246)	(507)
Interest and finance costs
Reclassification adjustments of interest rate swap loss/(gain) transferred to Interest and finance costs from Other comprehensive income/(loss) (Note 8)	2,792	14,412
Total Gain/(loss) recognized	2,792	14,412
Gain/(Loss) on FFAs and bunker swaps, net
Total Gain/(loss) recognized	(4,316)	4,207
Forward Freight Agreements [Member]
Gain/(Loss) on FFAs and bunker swaps, net
Realized gain/(loss) on FFAs	(7,967)	2,796
Unrealized gain/(loss) on FFAs	3,657	(116)
Bunker Swaps [Member]
Gain/(Loss) on FFAs and bunker swaps, net
Realized gain/(loss) on bunker swaps	(49)	4,476
Unrealized gain/(loss) on bunker swaps	$ 43	$ (2,949)